Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Basic earnings per share
Net income	$ 3,649	$ 4,253	$ 6,863	$ 8,348
Dividends on preferred shares and distributions on other equity instruments	(76)	(69)	(127)	(124)
Net income attributable to non-controlling interests	(1)	(3)	(3)	(5)
Net income available to common shareholders	$ 3,581	$ 4,182	$ 6,749	$ 8,221
Weighted average number of common shares (in thousands)	1,388,388	1,409,702	1,385,525	1,415,855
Basic earnings per share (in dollars)	$ 2.58	$ 2.97	$ 4.87	$ 5.81
Diluted earnings per share
Net income available to common shareholders	$ 3,581	$ 4,182	$ 6,749	$ 8,221
Weighted average number of common shares (in thousands)	1,388,388	1,409,702	1,385,525	1,415,855
Stock options	1,735	2,247	1,744	2,219
Issuable under other share-based compensation plans	26	603	26	602
Average number of diluted common shares (in thousands)	1,390,149	1,412,552	1,387,295	1,418,676
Diluted earnings per share (in dollars)	$ 2.58	$ 2.96	$ 4.86	$ 5.8
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,648	$ 4,250	$ 6,860	$ 8,343
Dividends on preferred shares and distributions on other equity instruments	$ (67)	$ (68)	$ (111)	$ (122)